Share-Based Compensation - Schedule of Estimated Fair Value of Stock Option Granted (Details) - Employees, Directors and Non-employee Directors	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares ¥ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares ¥ / shares
Expected volatility, minimum	45.25%	45.25%	41.81%	41.81%	52.10%	52.10%
Expected volatility, maximum	48.26%	48.26%	42.09%	42.09%	54.90%	54.90%
Risk-free interest rate, minimum (per annum)	0.67%	0.67%	1.80%	1.80%	3.65%	3.65%
Risk-free interest rate,maximum (per annum)	0.88%	0.88%	1.81%	1.81%	3.74%	3.74%
Exercise multiples	$ 1.5	$ 1.5
Expected term (in years)	10 years	10 years	10 years	10 years
Fair value of the underlying shares on the date of grants (US$) | (per share)	$ 3.7	$ 25.5	$ 5.0	¥ 35.6	$ 4.3	¥ 27.8
Minimum
Exercise multiples			1.5	¥ 1.5	$ 2.2	¥ 2.2
Expected term (in years)					9 years 9 months 18 days	9 years 9 months 18 days
Fair value of the underlying shares on the date of grants (US$)	3.15		5.02		$ 3.70
Maximum
Exercise multiples			2.5	¥ 2.5	$ 2.8	¥ 2.8
Expected term (in years)					10 years	10 years
Fair value of the underlying shares on the date of grants (US$)	$ 4.15		$ 6.02		$ 4.57